Offerings	Oct. 24, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	164,628,366
Proposed Maximum Offering Price per Unit	13.17
Maximum Aggregate Offering Price	$ 2,168,155,580.22
Fee Rate	0.01531%
Amount of Registration Fee	$ 331,944.62
Offering Note
(1)
Following the effectiveness of this registration statement (File No. 333-281134), Perimeter Solutions, SA (“Perimeter Luxembourg”) intends, subject to the approval of the Perimeter Luxembourg shareholders, to convert (the “Redomiciliation Transaction”) Perimeter Luxembourg into a corporation incorporated under the laws of the State of Delaware, after which, Perimeter Luxembourg will continue as an entity under the name “Perimeter Solutions, Inc.” (“Perimeter Delaware”). All securities being registered will be issued by Perimeter Delaware following the Redomiciliation Transaction.

(2)
Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(3)
The number of shares of Common Stock of Perimeter Delaware being registered represents the sum of (i) the number of issued and outstanding Ordinary Shares of Perimeter Luxembourg as of the date of the filing of this registration statement and (ii) the number of Ordinary Shares of Perimeter Luxembourg issuable upon the exercise of outstanding warrants to purchase Ordinary Shares of Perimeter Luxembourg, assuming all holders of the such warrants exercise such warrants prior to the expiration thereof, all of which shares will automatically convert by operation of law on a one-for-one
basis into shares of Common Stock of Perimeter Delaware in connection with the Redomiciliation Transaction.

(4)
Pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $13.17, which is the average of the high $13.36 and low $12.98 prices of Ordinary Shares of Perimeter Luxembourg on The New York Stock Exchange on October 23, 2024 (such date being within five business days of the date that this registration statement was filed with the SEC).

(5)	Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001531.

(6)
Represents the Maximum Aggregate Offering Price of $2,168,155,580.22 minus the Maximum Aggregate Offering Price of $1,201,275,861.38 calculated in connection with the initial filing of this registration statement on
Form S-4
on July 31, 2024 (the “Initial Registration Statement”).

(7)	Represents the Maximum Aggregate Offering Price of $966,879,718.84 multiplied by the current fee rate (the “Additional Fee”).

(8)	The registrant previously paid registration fees of $177,308.32 in connection with the filing of the Initial Registration Statement on July 31, 2024.

(9)	Represents the Additional Fee.

Offering: 2
Offering:
Fee Previously Paid	true
Amount Registered | shares	135,584,183
Proposed Maximum Offering Price per Unit	8.86
Maximum Aggregate Offering Price	$ 1,201,275,861.38
Fee Rate	0.01476%
Amount of Registration Fee	$ 177,308.32